Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 14 — Subsequent Events

Subsequently, the remaining outstanding September 2023 Convertible Debenture along with the Make-Whole interest of $486,000 were fully converted into an aggregate of 485,563,000 Class A ordinary shares, also $950,000 out of the $1,000,000 principal amount of January 2024 Convertible Debenture, along with the Make-Whole interest of approximately $342,000 were converted into an aggregate of 440,614,050 Class A ordinary shares.

On August 9, 2024, the Company entered into a Securities Purchase Agreement (the “August 2024 SPA”) with ATW Opportunities Master Fund II, LP (the “ATW”), pursuant to which the Company received net proceeds of $1,425,000 in consideration of the issuance of Convertible Debenture (the “August 2024 Convertible Debenture”) in the principal amount of $1,500,000 and the issuance of warrant (the “Series J Warrant”) to purchase 4,017,858 ADSs with an exercise price equal to $0.28 per ADS and having a term of exercise expiring on August 9, 2031. The August 2024 Convertible Debenture matures on August 9, 2027, bears interest at a rate of 8% per annum to the extent such interest is paid in cash or 12.0% to the extent such interest is paid in ADSs at the Company’s election, and is convertible into ADSs, beginning after its original date of issuance at a conversion price is $0.28, which shall be reset to the lower of $0.28 and the closing price of the ADSs on the trading day immediately preceded the Effective Date, per ADS. The transactions contemplated under the August 2024 Securities Purchase Agreement closed on August 9, 2024 (“First Closing”). The Company granted the Purchaser the right to purchase a pro-rata share (based on the original subscription amount as to the first closing) of an additional $23,750,000 of Debentures within 24-month anniversary of the First Closing Date.

Subsequently in October 2024, one of the directors opted to convert his Class B ordinary shares into Class A ordinary shares, resulting in the issuance of 17,800,845 Class A ordinary shares.